Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

18. Income Taxes

Income Tax Provision

Domestic and foreign pretax income (loss) from continuing operations are as follows for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Domestic	$(138,554)	$(85,050)
Foreign	1,170	595
Total	$(137,384)	$(84,455)

The components of the provision for income taxes from continuing operations are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$—
State and local	680	553
Foreign	176	89
Total current tax expense	856	642
Deferred tax (benefit):
Federal	—	—
State and local	—	—
Foreign	—	—
Total deferred tax (benefit)	—	—
Provision (benefit) for income taxes	$856	$642

On August 16, 2022, the Inflation Reduction Act of 2022 (“IRA”) was signed into law. The IRA includes implementation of a new alternative minimum tax, an excise tax on stock buybacks, and significant tax incentives for energy and climate initiatives, among other provisions. The Company evaluated the provisions included under the IRA and the provisions do not have a material impact to the Company’s consolidated financial statements.

Tax Rate Reconciliation

The Company’s effective tax rate from continuing operations for the years ended December 31, 2024 and 2023 was (0.62)% and (0.76)%, respectively.

A reconciliation of the provision for income taxes from continuing at the statutory rate to the amount reflected in the consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Income taxes at statutory rate	$(28,850)	$(17,736)
State income taxes, net of federal benefit	(9,747)	(14,694)
Foreign Rate Differential	(70)	(36)
Permanent differences	476	1,437
Change in valuation allowance	38,970	32,185
Other	77	(514)
Provision for income taxes	$856	$642

Deferred Tax Assets (Liabilities)

The Company computes income taxes using the liability method. This method requires recognition of deferred tax assets and liabilities, measured by enacted rates, attributable to temporary differences between the financial statements and the income tax basis of assets and liabilities. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that certain deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those specific jurisdictions prior to the dates on which such net operating losses expire. The Company maintained a full valuation allowance against its net deferred tax assets because the Company has determined that it is more likely than not that these assets will not be fully realized based on a current evaluation of expected future taxable income and the Company being in a cumulative 3-year loss position.

Significant components of the Company’s deferred tax assets and liabilities from continuing operations are as follows (in thousands):

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$415,372	$365,841
Warranty Chargeback reserves	2,324	1,634
Stock-based compensation	3,637	2,169
Depreciation	645	—
Lease Liability	2,853	2,677
Unrealized Gains/Losses	795	3,636
Other	4,228	2,213
Total deferred tax assets	429,854	378,170
Less: valuation allowance	(395,293)	(337,871)
Net deferred tax assets	34,561	40,299
Deferred tax liabilities:
Intangible amortization	(26,837)	(33,419)
Depreciation	—	(121)
Repo Expenses	(5,948)	(4,966)
Right of Use Asset	(1,776)	(1,793)
Net deferred tax liabilities	(34,561)	(40,299)
Net deferred income taxes	$—	$—

As of December 31, 2024, 2023, and 2022, the consolidated valuation allowance balance for both continuing and discontinued operations was $400.2 million, $358.7 million and $258.8 million, respectively and the consolidated change in valuation allowance for both continuing and discontinued operations was $41.5 million and $99.9 million for the years ended December 31, 2024 and 2023, respectively.

Net Operating Losses

As of December 31, 2024, the Company had total net operating loss carryforwards for U.S. federal income tax purposes of $1,697.0 million, of which $168.5 million expire from 2028 through 2037 and $1,528.5 million do not expire. The Company has net operating loss carryforwards for state income tax purposes of $919.2 million, which expire from 2034 through 2042.

The Company is subject to tax in the United States and many state and local jurisdictions. The Company, with certain exceptions, is no longer subject to income tax examinations by U.S. federal, state and local for tax years 2018 and prior. The company is not currently under audit for any US federal or state income tax audits.

The Internal Revenue Code (IRC) Section 382 provides for a limitation of the annual use of net operating loss and tax credit carryforwards following certain ownership changes (as defined by the IRC Section 382) that limits the Company’s ability to utilize these carryforwards. The Company completed a Section 382 study to determine the applicable limitation, if any. It was determined that the Company has undergone four ownership changes the most recent of which was April 2021. These changes will substantially limit the use of the net operating losses generated before the change in control.

Uncertain Tax Positions

The Company has not identified any uncertain tax positions as of December 31, 2024 or 2023. Any interest and penalties related to uncertain tax positions shall be recorded as a component of income tax expense. To date, no interest or penalties have been accrued in relation to uncertain tax positions.